Seaport West
155 Seaport Boulevard
Boston, MA 02210-2600

617 832 1000 main
617 832 7000 fax

Robert W. Sweet, Jr.
December 16, 2013	617 832 1160 direct
rws@foleyhoag.com

Via EDGAR

Mr. Jeffrey P. Riedler

Assistant Director

United States Securities and Exchange Commission

Division of Corporate Finance

100 F. Street, NE

Washington, DC 20549

Re:	Applied Genetic Technologies Corporation
Registration Statement on Form DRS
Confidentially Submitted November 4, 2013
CIK No. 0001273636

Dear Mr. Riedler:

On behalf of Applied Genetic Technologies Corporation (“AGTC”), please find transmitted herewith for filing AGTC’s Amended Draft Registration Statement No. 1 (“Amendment No. 1”) to its draft registration statement on Form DRS confidentially submitted to the Securities and Exchange Commission (the “Commission”) on November 4, 2013 (CIK No. 0001273636) (the “Registration Statement”), in accordance with the Securities Act of 1933, as amended. As a courtesy to the Staff, two copies of Amendment No. 1 are being provided under separate cover, along with two additional copies that have been marked to show the changes effected in the Registration Statement by Amendment No. 1.

Amendment No. 1 is being filed principally in response to comments of the Staff set forth in the Commission’s letter dated December 2, 2013, as well as to reflect the inclusion of current financial statements. The headings and numbered paragraphs below correspond to

Mr. Jeffrey P. Riedler

December 16, 2013

the headings and numbered paragraphs of the Commission’s letter. References to page numbers (other than in headings taken from the Commission’s letter) are to pages of the prospectus which forms a part of the Registration Statement (the “Prospectus”) as revised and included in Amendment No. 1. Other changes have also been made, as indicated in the marked materials.

On behalf of AGTC, we respond to the specific comments of the Staff as follows:

General

1. Please confirm that the images included in your registration statement are all of the graphic, visual or photographic information you will be including. If you intend to use any additional images, please provide us proofs of such materials. Please note that we may have comments regarding this material.

Response: The Company does not intend to include any additional graphic, visual or photographic information in the Registration Statement.

2. Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Response: The Company will supplementally provide the Commission, under separate cover, a copy of all written presentation materials used in meetings with potential investors in reliance of Section 5(d) of the Securities Act. The Company will also supplementally provide the Commission copies of any research reports about it and of which it becomes aware that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act by any broker or dealer that is participating or that will participate in the Company’s offering.

3. Please update your financial statements to include the quarter ended September 30, 2013 pursuant to Rule 3-12 of Regulation S-X.

Response: The Company has updated its financial statements to include its results for the quarter ended September 30, 2013.

Prospectus Summary, page 1

Overview, page 1

Mr. Jeffrey P. Riedler

December 16, 2013

4. We note your statement that you are a leading clinical-stage biotechnology company. However, we also note your statement that your most advanced product candidates are in the pre-clinical stages of regulatory development and clinical trials may not begin until late 2014 at the earliest. In light of the early development stage of your products and business, please revise your statement here, and elsewhere in the prospectus, that you are a “leading” biotechnology company.

Response: The statement noted, as well as similar statements appearing on pages 63 and 84, has been revised to delete the term “leading,” in response to the Staff’s comment.

5. At your first reference to each of the following, please define the following terms to provide a reasonable investor with an understanding of the term:

• “viral vector;”

• “adeno-associated;” and

• “monogenic”.

Response: The statements noted have been revised to provide definitions upon the first use of each of the referenced terms, which appear on pages 1 and 4.

Our product pipeline, page 1

6. We note your disclosure that you plan to initiate Phase 1/2 trials and Phase 2/3 trials of certain product candidates. In order to call the trial a Phase 1/2 or Phase 2/3, it must meet the requirements of both clinical stages. Please provide an analysis supporting your determination that each of the trials will meet the requirements for both clinical stages indicated.

Response: As described on pages 117 and 118 of Amendment No. 1, the Company applies the following definitions for Phase 1, Phase 2 and Phase 3 trials:

Phase 1. The biological product candidate is initially introduced into healthy human subjects and tested for safety. In the case of some product candidates for severe or life-threatening diseases, especially when the product candidate may be too inherently toxic to ethically administer to healthy volunteers, the initial human testing is often conducted in patients.

Phase 2. The biological product candidate is evaluated in a limited patient population to identify possible adverse effects and safety risks, to preliminarily evaluate the efficacy of the product candidate for specific targeted diseases and to determine dosage tolerance, optimal dosage and dosing schedule.

Phase 3. Clinical trials are undertaken to further evaluate dosage, clinical efficacy, potency, and safety in an expanded patient population at geographically dispersed clinical trial sites. These clinical trials are intended to establish the overall risk/benefit ratio of the product candidate and provide an adequate basis for product labeling.

Mr. Jeffrey P. Riedler

December 16, 2013

The Company has undertaken an analysis of each of the proposed trials described in the Registration Statement and determined that each trial described as a Phase 1/2 trial is appropriately described, as each has involved or will involve the initial introduction of a new product candidate in humans as well as preliminary evaluations of efficacy of the product candidate. The Company has determined that the trials described in the Registration Statement as Phase 2/3 trials can best be described as Phase 3 trials, as the purpose of these trials will be to further evaluate dosage, clinical efficacy, potency, and safety of the product candidates to establish the overall risk/benefit ratio of the product candidate and provide an adequate basis for product labeling. Accordingly, references in the Registration Statement to anticipated Phase 2/3 trials have revised to describe them as Phase 3 trials.

Risk Factors, page 12

“We face intense competition and rapid technological change…,” page 30

7. We note your disclosure that, if successful, your product candidates “will have to compete with existing therapies and new therapies that may become available in the future.” Please disclose any known competitors who are developing competing therapies and the respective stages of development for any competing therapies to which you refer.

Response: The statement noted, which appears on page 30, has been revised in response to the Staff’s comment.

“Our future success depends on our ability to retain key employees…,” page 36

8. We note your disclosure that you are “highly dependent on principal members of [y]our executive team and key employees.” Please identify any individuals, other than your executive officers, that you consider “key employees.”

Response: The statement noted, which appears on page 37, has been revised to limit the application of the risk factor to the Company’s executive officers.

“If the use of our product candidate harms patients…,” page 39

9. Please revise your risk factor discussion to identify the amount of product liability insurance coverage you maintain.

Response: The risk factor, which appears on pages 39 and 40, has been revised to identity the amount of product liability insurance coverage currently maintained by the Company.

“If we fail to comply with our obligations in the agreements…,” page 44

10. We note your statement in this risk factor that you have in-licensed intellectual property to develop product candidates. Please revise your disclosure to identify the parties from which you have in-licensed intellectual property used to develop your primary product candidates.

Mr. Jeffrey P. Riedler

December 16, 2013

Response: The statement noted, which appears on page 45, has been revised to identify the parties from whom the Company has in-licensed material intellectual property used to develop its primary product candidates.

Dilution, page 60

11. Please revise your dilution computation to present your historical net tangible book value (deficit) per share and reconcile that amount to your pro forma amount.

Response: The Company has revised its dilution computation, which appears on page 60, to present its historical net tangible book value (deficit) per share and to reconcile that amount to its pro forma amount.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Critical accounting policies and significant judgments and estimates

Share-based compensation, page 67

12. Please provide disclosures the following regarding the valuation of your common stock and address the following:

• Disclose if the valuation of the equity instruments was contemporaneous or retrospective.

• Once you can reasonably estimate the IPO price, qualitatively and quantitatively discuss each significant factor contributing to the difference between each valuation and the estimated IPO price.

• Disclose the intrinsic value of the outstanding vested and unvested options based on the estimated IPO price and the options outstanding as of the most recent practicable date before requesting effectiveness of your registration statement.

• Continue to update your disclosure for all equity related transactions through the effectiveness date of the registration statement.

Response: The Company has revised the noted disclosures, which appear on pages 70-73, to specify whether a given valuation of equity instruments was contemporaneous or retrospective. The Company understands that the price range selected will affect disclosure in several sections of the Registration Statement and that the Staff may raise additional comments as a result of such disclosure. The Company will provide the additional disclosures in a pre-effective amendment to the Registration Statement or by way of a confidential valuation submission as soon as possible in order to give the Staff sufficient time to review such additional disclosures.

Mr. Jeffrey P. Riedler

December 16, 2013

Liquidity and capital resources

Contractual obligations and commitments, page 80

13. Please revise your disclosure regarding contingent contractual obligations to indicate the aggregate milestone payments that you may need to pay under your identified agreements if all triggering events are achieved. To the extent that you believe any of the underlying milestones are probable to occur within one year, please disclose your associated payment obligation.

Response: Under the identified agreements, certain triggering events may occur an indeterminate number of times, making it theoretically impossible to determine the maximum aggregate amount of milestones that may become payable. In order to provide meaningful disclosure to investors regarding the Company’s anticipated payment obligations under these agreements, the Company has revised the disclosure on pages 82 and 83 to provide information regarding the estimated aggregate milestone payments that will be required under the identified agreements for fiscal years 2014, 2015, 2016 and fiscal year 2017 and beyond, assuming that the Company meets its anticipated development timeline for its current lead product candidates, as described in the Registration Statement.

Our Business, page 82

Proof-of-concept programs beyond ophthalmology, page 102

14. Where you discuss the results of the clinical trials for your AAT deficiency candidate, please discuss the occurrence of any serious adverse events, identify any such events, and disclose the frequency with which they occurred in your trials.

Response: The statement noted, which appears on pages 105 and 106, has been revised in response to the Staff’s comment. Neither of the two serious adverse events reported in these trials was associated with the use of the Company’s product candidate.

Intellectual property, page 107

15. We note your discussion of your patent portfolio. Please revise your disclosure in this section to identify and discuss all material patents and patent applications. In particular, please provide the following information for each of your material patents and patent applications:

• the specific product candidate or technology to which each patent relates;

• the expiration date;

• the jurisdiction in which the patent is issued or in which the patent application has been filed; and

• the specific type of patent protection provided or sought (e.g., composition of matter, method of use, etc.).

Mr. Jeffrey P. Riedler

December 16, 2013

It may helpful to provide the requested information in the form of table.

Response: A table providing the suggested information with respect to the Company’s owned and in-licensed patents and patent applications has been provided on page 111 of Amendment No. 1.

Our patents and patent applications, page 109

16. We note your disclosure that your longest-lived issued patent covering manufacturing methods is expected to expire in 2022. Please revise your disclosure to indicate when the most material patent(s) covering your manufacturing methods is expected to expire.

Response: The statement noted, which appears on page 111, has been revised in response to the Staff’s comment.

License Agreements, page 109

17. Please revise your disclosure to include the following information with respect to the material terms of each of your license agreements:

• upfront license fees;

• any other material payment obligations;

• duration; and

• termination provisions.

To the extent that the duration of the agreement is tied to the duration of any underlying patent or payment obligation, please disclose the expected duration of any such patent or payment obligation.

Response: The Company has revised the disclosure beginning on page 112 of the Registration Statement regarding each identified license agreement to provide additional disclosure regarding the payment obligations, duration and termination provisions of the identified license agreements. The Company has also disclosed the aggregate amount of all up-front payments that have been made to date under the identified license agreements, which were not, individually or collectively material to the Company. The Company respectfully submits that this disclosure, taken together with the additional disclosure provided in response to the Staff’s comment number 13 above, provides investors with relevant material information regarding the terms of the license agreements and the Company’s potential obligations thereunder sufficient to enable them to assess the significance and potential future impact on the Company of these agreements.

The Company refers the Staff to its confidential treatment request dated November 4, 2013, which was submitted to the Staff contemporaneously with the original filing of the Registration Statement. The Company respectfully submits that, while the request is pending, it does not interpret the Staff’s comment as requiring disclosure of specific commercial terms of the individual licenses that are covered by the confidential treatment request.

Mr. Jeffrey P. Riedler

December 16, 2013

Description of Capital Stock, page 143

18. Please expand your description of your common stock to specify sinking fund provisions, redemption provisions, and the vote required by security holders to take action, as required by Item 202(a)(1) of Regulation S-K.

Response: The statement noted, which appears on page 147, has been revised in response to the Staff’s comment.

Underwriting, page 153

Lock-Up Agreements, page 154

19. When available, please file a form of the lock-up agreement as an exhibit to your registration statement.

Response: The Company will file the form of lock-up agreement as an exhibit to the underwriting agreement in a future amendment.

If you have any questions regarding this filing or these supplemental responses, please do not hesitate to contact me at (617) 832-1160.

Sincerely,

/s/ Robert W. Sweet, Jr.

Robert W. Sweet, Jr.

RWS:

cc:	Susan B. Washer